     As filed with the Securities and Exchange Commission on May 10, 2005


                                            1933 Act Registration No. 333-104719
                                             1940 Act Registration No. 811-09241
                                                              CIK No. 0001080299

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               -----------------

                                    FORM N-6

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                         Post-effective Amendment No. 7


                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 7


                               -----------------

                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                    ACCOUNT S

                           (Exact Name of Registrant)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                            (Exact Name of Depositor)

                               -----------------

             1300 South Clinton Street, Fort Wayne, Indiana 46802
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (260) 455-2000

                               -----------------



       Dennis L. Schoff, Esquire                              Copy To:
The Lincoln National Life Insurance Company         Lawrence A. Samplatsky, Esquire
       1300 South Clinton Street               The Lincoln NationalLife Insurance Company
            P.O. Box 1110                                350 Church Street
       Ft. Wayne, Indiana 46802                        Hartford, CT 06103-1106
  (Name and Address of Agent for Service)


           Approximate date of proposed public offering: Continuous Indefinite Number of Units of Interest in Variable Life Insurance Contracts
                    (Title of Securities Being Registered)

                               -----------------

   An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2004 was filed March 24, 2005.

   It is proposed that this filing will become effective (check appropriate box)

    [_]immediately upon filing pursuant to paragraph (b)


    [_]on May 1, 2005 pursuant to paragraph (b)

    [X]60 days after filing pursuant to paragraph (a)(1)


    [_]on 8/15/03 pursuant to paragraph (a) (1) of Rule 485.

    [_]This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Prospectus and Statement of Additional Information for Post-Effective Amendment No. 7 are incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-6 (File No. 333-104719) filed on April 14, 2005

                                   SUPPLEMENT

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

              LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S

                       SUPPLEMENT DATED             , 2005
                                        ------------

                       TO THE PROSPECTUS DATED MAY 1, 2005

                      PRODUCT: LINCOLN CORPORATE VARIABLE 4

                          ALTERNATIVE POLICY LOAN RIDER

Please review this supplement carefully, because it contains new information not included in the Prospectus. It references and amends specific sections of the Prospectus. Keep this supplement with your prospectus.

                                    * * * * *

The Alternative Policy Loan Rider is available for new policy sales as of the effective date of this supplement, and the approval of the rider in your state of issue.

PAGE 6: TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES - ADD:

--------------------------------------------------------------------------------
                                When Charge                 Amount
            Charge              is Deducted                Deducted
--------------------------------------------------------------------------------
Alternative Policy Loan Rider       N/A       There is no charge for this rider.
--------------------------------------------------------------------------------

PAGE 19, RIDERS - ADD:

Alternative Policy Loan Rider. The policy can be issued with an Alternative Policy Loan Rider. There is no charge for this rider. The rider must be elected at application and may not be available on all policies. The rider may be added after issue with the company's consent. This rider allows a policy owner to borrow a portion of the surrender value of the policy without removing cash value from the Fixed Account and Sub-Accounts or transferring any amount to the Loan Collateral Account, subject to certain limitations. See the section headed "Maximum Alternative Policy Loan Balance" for more information.

The standard policy loan provision remains available when this rider is in effect. An alternative policy loan may be taken in lieu of, or in addition to, a standard policy loan.

Alternative Policy Loan. If the policy has a surrender value, you may request to take an alternative policy loan. The company will grant an alternative policy loan against the policy provided:

     a)   a loan agreement is properly executed;
     b)   a satisfactory assignment of the policy to the company is made; and
     c) the alternative policy loan balance does not exceed the maximum alternative policy loan balance.
          (See the section headed "Maximum Alternative Policy Loan Balance" for more information.)

Alternative Policy Loan Balance. The amount of any outstanding alternative policy loan, plus any due and unpaid interest.

Maximum Alternative Policy Loan Balance. On each valuation day, the maximum alternative policy loan balance is determined by multiplying the alternative policy loan factor by the sum of the Fixed Account value and Sub-Account value. The alternative policy loan factor on the date of issue is shown on the policy specifications page. The company may change the available maximum alternative policy loan balance based on market conditions, the interest rate environment, and the total value of the Fixed Account and Sub-Accounts.

If the alternative policy loan balance exceeds the maximum alternative policy loan balance on a monthly anniversary day, the alternative policy loan balance will be reduced by:

     a)   an amount equal to the difference, divided by
     b)   one minus the alternative policy loan factor

This amount will then be transferred from the Fixed Account and Sub-Accounts to the Loan Collateral Account on a proportional basis. If the alternative policy loan balance exceeds the maximum alternative policy loan balance by more than five percent (5%) of the maximum alternative policy loan balance on a day other than a monthly anniversary day, the amount will be transferred on that day. These transfers do not count against the free transfers available.

Total Loan Balance. This is the total amount of all outstanding policy loans, whether taken as a standard policy loan or as an alternative policy loan. The total loan balance may not exceed 90% of the total account value of the policy.

Total Loan Balance Repayment. The total loan balance will be reduced by the amount of any repayment of the alternative policy loan or standard policy loan. Any repayment of indebtedness, other than loan interest, will be applied first to any standard policy loans until paid, then to any alternative policy loan balance, unless otherwise agreed to in writing by you and the company

Alternative Policy Loan Interest. Interest will accrue on the alternative policy loan balance. Interest charged on the alternative policy loan balance accrues daily and is payable annually on each policy anniversary or as otherwise agreed to in writing by you and the company. The accrued loan interest amount, if not paid, will be added to the alternative policy loan balance.

The interest rate charged on the alternative policy loan balance is based on a published monthly average. The maximum monthly average will be "Moody's Corporate Bond Yield Average - Monthly Average Corporates" as published by Moody's Investors Service, Inc., or any successor to that service.

The interest rate charged on the alternative policy loan balance during any policy year will not exceed the maximum rate for that year. The maximum rate will be the greater of:

     1) the published monthly average for the calendar month which ends two months before the month in which the policy anniversary occurs; or
     2) the minimum guaranteed interest rate credited to the Fixed Account, plus 1.25%.

We may change the interest rate charged on the alternative policy loan balance during the policy year, however the rate will never exceed the maximum interest rate allowed by law in the state in which the policy is issued.

We will notify you of the current alternative policy loan interest rate at the time the alternative policy loan is requested. We will notify you in writing within 30 days if there is a change in the loan interest rate applicable to any existing alternative policy loan balance.

Transfer of Loan Balances. You may request in writing to transfer all, or a portion, of the alternative policy loan balance to the standard policy loan balance. You may also request in writing to transfer all, or a portion, of a standard policy loan balance to the alternative policy loan balance as long as this does not cause the alternative policy loan balance to exceed the maximum alternative policy loan balance.

                           PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS

(1) Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account./(1)/
(2)  Commission Schedule for Variable Life Policies./(2)/
(3) (a) Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors./(3)/
     (b) Selling Agreement between The Lincoln National Life Insurance Company and other Broker Dealers./(6)/
(4)  (a) Policy Form LN935/(8)/
     (b)  Surrender Benefit Enhancement Rider -- LR525/(8)/
     (c)  Term Insurance Rider -- LR526/(8)/
     (d)  Enhanced Surrender Value Rider -- LR529/(9)/
     (e)  Adjustable Benefit Enhancement Rider/(12)/


     (f)  Alternative Policy Loan Rider - LR791
(5)  (a) Application Part I -- Form B24/(8)/, B24(5/05)


     (b)  Addendum to Application -- Forms B10394 and B10395/(1)/
     (c)  Application Part II (Corporate Owner) -- Form B25/(8)/
     (d)  Application Part II (Individual Owner) -- Form B26/(8)/
(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company./(4)/
     (b)  Bylaws of The Lincoln National Life Insurance Company./(4)/
(7)  Form of Reinsurance Contracts/(5)/
(8) Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
     (a)  AIM Variable Insurance Funds/(10)/
     (b)  AllianceBernstein Variable Products Series Fund, Inc./(10)/
     (c)  American Century Investments Variable Portfolios, Inc./(10)/
     (d)  American Funds Insurance Series/(10)/
     (e)  Baron Capital Funds Trust/(10)/
     (f)  Delaware VIP Trust/(10)/
     (g)  Fidelity Variable Insurance Products/(10)/
     (h)  Franklin Templeton Variable Insurance Products Trust/(10)/
     (i)  Janus Aspen Series/(10)/
     (j)  Lincoln Variable Insurance Products Trust/(10)/
     (k)  M Fund, Inc/(10)/
     (l)  MFS Variable Insurance Trust/(10)/
     (m)  Neuberger Berman Advisers Management Trust/(10)/
     (n)  Putnam Variable Trust/(10)/
     (o)  Scudder Investments VIT Funds/(10)/
(9) Services Agreement/(11)/, and amendments thereto/(7)/, between The Lincoln National Life Insurance Company (and affiliates) and Delaware Management Holdings, Inc., Delaware Service Company, Inc.
(10) Not applicable.
(11) Opinion and Consent of Robert A. Picarello, Esq.
(12) Not Applicable.
(13) Not Applicable.
(14) Consent of Independent Registered Public Accounting Firm.
(15) Not applicable.
(16) Not applicable.
(17) Not applicable.

Item 28.

                    DIRECTORS AND OFFICERS OF THE DEPOSITOR

Frederick J. Crawford**     Director
Donna D. DeRosa***          Senior Vice President, Chief Operating Officer and Director
Jude T. Driscoll****        Director
Christine S. Frederick***   Vice President and Chief Compliance Officer
John H. Gotta***            President and Director
Barbara S. Kowalczyk**      Director
Gary W. Parker ***          Senior Vice President and Chief Product Officer
See Yeng Quek****           Senior Vice President, Chief Investment Officer and Director
Dennis L. Schoff**          Senior Vice President and General Counsel
Michael S. Smith*           Senior Vice President, Chief Financial Officer, Chief Risk Officer and Director
Eldon J. Summers*           Treasurer and Second Vice President
C. Suzanne Womack**         Secretary and Second Vice President

--------
* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112
***  Principal business address is 350 Church Street, Hartford, CT 06103
**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682

Item 29.

               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                         THE DEPOSITOR OR THE REGISTRANT

     Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System./(10)/

Item 30.

                                 INDEMNIFICATION

(a)  Brief description of indemnification provisions:

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                             PRINCIPAL UNDERWRITERS

(a) Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q, Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Variable Annuity Account T, Lincoln Life Variable Annuity Account W, Lincoln Life Flexible Premium Variable Life Account Y, Lincoln National Variable Annuity Account 53.

(b)  See Item 28.

(c)  N/A

Item 32.

                        LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

     Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 33.

                               MANAGEMENT SERVICES

     Not Applicable.

Item 34.

                               FEE REPRESENTATION

     Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

--------
*      To be filed by amendment.
/(1)/ Incorporated by reference to Registration Statement on Form S-6 (File No. 333-72875) filed on February 24, 1999.
/(2)/ Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-72875) filed on May 1, 2000.
/(3)/ Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4 (File No. 333-50817) filed on April 23, 1999.
/(4)/ Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
/(5)/ Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.
/(6)/ Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6 (File No. 333-72875) filed on October 22, 1999.
/(7)/ Incorporated by reference to Post-Effective Amendment No. 5 on Form N-4 (File No. 333-43373) filed on April 4, 2002.
/(8)/ Incorporated by reference to Registration Statement on Form N-6 (File No. 333-104719) filed on April 24, 2003.
/(9)/ Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-104719) filed on July 17, 2003.
/(10)/ Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6
       (333-118478) filed on April 5, 2005.
/(11)/ Incorporated by reference to Post-Effective Amendment No. 21 on Form N1-A
       (File No. 2-80741, 811-3211) filed on April 10, 2000.
/(12)/ Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6
       (File No. 333-104719) filed on August 23, 2004.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account S, has caused this Post-Effective Amendment No. 7 to the Registration Statement on Form N-6
(File No. 333-104719; 811-09241; CIK: 0001080299) to be signed on its behalf by the undersigned duly authorized in the City of Hartford and State of Connecticut on the 10th day of May, 2005.

                           Lincoln Life Flexible Premium Variable Life Account S (Registrant)

                           By  /s/ Gary W. Parker
                               ------------------------------------
                               Gary W. Parker
                               Senior Vice President and Chief Product Officer The Lincoln National Life Insurance Company


                           The Lincoln National Life Insurance Company
                           (Depositor)

                           By  /s/ Gary W. Parker
                               ------------------------------------
                               Gary W. Parker
                               Senior Vice President and Chief Product Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-104719; 811-09241; CIK: 0001080299) has been signed below on May 10, 2005 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


Signature                       Title
---------                       -----

/s/ John H. Gotta          *    President and Director
----------------------------    (Principal Executive Officer)
John H. Gotta

/s/ Donna D. DeRosa        *    Senior Vice President, Chief Operating Officer
----------------------------    and Director
Donna D. DeRosa

/s/ Michael S. Smith       *    Senior Vice President, Chief Financial Officer,
----------------------------    Chief Risk Officer, Director and
Michael S. Smith                Member of the Investment Committee
                                (Principal Financial Officer)

/s/ See Yeng Quek          *    Senior Vice President, Director,
----------------------------    Chief Investment Officer and
See Yeng Quek                   Chairman of the Investment Committee

/s/ Frederick J. Crawford  *    Director
----------------------------
Frederick J. Crawford

/s/ Jude T. Driscoll       *    Director
----------------------------
Jude T. Driscoll

/s/ Barbara S. Kowalczyk   *    Director
----------------------------
Barbara S. Kowalczyk


* By  /s/ Gary W. Parker
      ------------------------------------
      Gary W. Parker, pursuant to a Power of Attorney
      incorporated by reference to Registration Statement,
      Form N-6, File No. 333-111128, filed on April 13, 2005